INCOME TAXES - Disclosure of detailed information about recognized deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets are attributable to the following:
Deferred tax assets	$ 26,642	$ 11,470
Set-off of tax	(26,642)	(11,470)
Net deferred tax asset	0	0
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(26,642)	(11,470)
Set-off of tax	26,642	11,470
Net deferred tax liability	0	0
Non-capital losses
Deferred tax assets are attributable to the following:
Deferred tax assets	24,340	10,485
Lease liabilities
Deferred tax assets are attributable to the following:
Deferred tax assets	2,302	985
Property, plant and equipment
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(30)	(375)
Intangible assets
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(9,752)	(1,773)
Biological assets
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(3,380)	(2,499)
Inventories
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(7,450)	(5,859)
Right-of-use assets
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	(2,293)	(927)
Net investment in sublease
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	0	(13)
Other
Deferred tax liabilities are attributable to the following:
Deferred tax liabilities	$ (3,737)	$ (24)